Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation Of Basic Net Loss Per Share Attributable To Ordinary Shareholders And Preferred Stock Holders

The following table sets forth the computation of basic net loss per share attributable to ordinary shareholders and preferred stock holders:

Particulars	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Numerator:
Net loss	(30,569,619)	477,429	(65,690,663)	(9,529,872)
Less: dividend attributable to preferred stockholders for the current year	—	27,742	—	53,956
Net loss attributable to Roadzen Inc. ordinary shareholders	(30,569,619)	449,687	(65,690,663)	(9,583,828)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Roadzen Inc. ordinary shareholders - basic and diluted	68,440,829	16,501,984	36,144,311	16,501,984
Net loss per share attributable to Roadzen Inc. ordinary shareholders - basic and diluted	(0.45)	0.03	(1.82)	(0.58)

The following table sets forth the computation of basic net loss per share attributable to common stockholders and preferred stockholders:

Particulars	For the year ended March 31, 2023	For the year ended March 31, 2022
Numerator:
Net Loss	(14,024,268)	(9,741,832)
Less: dividend attributable to preferred stockholders for the current year	119,216	90,700
Net loss attributable to Roadzen, Inc. common stockholders	(14,143,484)	(9,832,532)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Roadzen, Inc. common stockholders - basic and diluted	606,425	606,425
Net loss per share attributable to Roadzen, Inc. common stockholders - basic and diluted	(23.32)	(16.21)

Schedule of Potential Ordinary Shares Equivalents Excluded From The Computation Of Diluted Net Loss Per Share

The following table summarizes the number of potential Ordinary Shares equivalents that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented:

Particulars	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Share warrants	20,211,506	51,893
Restricted stock units	9,903,480	—
Convertible instruments	7,012	10,524,888
Preferred stock	—	28,468,541
Total	30,121,998	39,045,322

The following table summarizes the number of potential common stock equivalents that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented:

Particulars	For the year ended March 31, 2023	For the year ended March 31, 2022
Share warrants	—	83,382
Convertible notes	—	523,654
Preferred stock	1,125,376	888,786
Total	1,125,376	1,495,822